INVENTORY	12 Months Ended
Dec. 31, 2014
INVENTORY
INVENTORY

8.INVENTORY

December 31,	2014	2013
(millions of Canadian dollars)
Natural gas	678	527
Other commodities	470	588
	1,148	1,115

Commodity costs on the Consolidated Statements of Earnings included non-cash charges of $174 million for the year ended December 31, 2014 (2013 - $4 million; 2012 - $10 million) to reduce the cost basis of inventory to market value.